Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2022		$ 20,054	$ 232,861		$ (8,547,688)	$ (8,294,773)
Balance, shares at Jan. 31, 2022		20,054,000
Sale of preferred stock
Recapitalization		$ 182,240	19,378,067		(15,041,100)	4,519,207
Recapitalization, shares		182,240,000
Common stock options issued for services		$ 6,164	967,129			973,293
Common stock options issued for services, shares		6,163,823
Warrants issued			1,796,000			1,796,000
Beneficial conversion feature on convertible notes payable			685,166			685,166
Net loss					(4,299,470)	(4,299,470)
Balance at Jan. 31, 2023		$ 208,458	23,059,223		(27,888,258)	(4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Common stock options issued for services		$ 879	139,860			140,739
Common stock options issued for services, shares		879,628
Net loss					(575,001)	(575,001)
Balance at Apr. 30, 2023		$ 209,337	23,199,083		(28,463,259)	(5,054,839)
Balance, shares at Apr. 30, 2023		209,337,451
Balance at Jan. 31, 2023		$ 208,458	23,059,223		(27,888,258)	(4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Common stock options issued for services		$ 2,345	307,008			309,353
Common stock options issued for services, shares		2,345,836
Warrants issued			103,846			103,846
Net loss					(3,712,047)	(3,712,047)
Stock based compensation			1,324,731			1,324,731
Conversion of convertible notes payable		$ 3,845	265,240			269,085
Conversion of convertible notes payable, shares		3,844,073
Issuance of preferred stock and warrants for common stock			276,000	(11,000)		265,000
Issuance of preferred stock and warrants for common stock, shares	23
Balance at Jan. 31, 2024		214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Sale of preferred stock			1,742,300	11,000		1,753,300
Net loss					(1,044,266)	(1,044,266)
Stock based compensation			189,248			189,248
Conversion of convertible notes payable		$ 12,848	1,035,945			1,048,793
Conversion of convertible notes payable, shares		12,848,116
Sale of preferred stock, shares	139
Exercise of options		$ 4,781	(4,781)
Exercise of options, shares		4,781,249
Exercise of options		$ 14,740	(14,740)
Exercise of options, shares		14,740,000
Balance at Apr. 30, 2024		$ 247,017	$ 28,284,020		$ (33,049,876)	$ (4,518,839)
Balance, shares at Apr. 30, 2024	162	247,017,097